INCOME TAXES (Schedule of Income (Loss) Before Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic	$ 4,145	$ (2,556)	$ 6,681
Foreign	(690)	(1,913)	(2,041)
Income (loss) before taxes on income	$ 3,455	$ (4,469)	$ 4,640